Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Operating Expenses

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17
Turnover Tax	8,647,616	6,976,566
Contributions to the Guarantee Fund	510,843	438,487
Charges for Other Provisions	1,056,171	360,530
Claims	310,406	199,172
Other Financial Income	546,541	319,634
Other Expenses from Services	5,069,626	4,796,835
Others	757,862	1,514,002

Total	16,899,065	14,605,226